Expense Example, No Redemption - Class A Shares Class C Shares Class I Shares Class R Shares Class R6 Shares Class Y Shares - Victory INCORE Fund for Income	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	316	511	722	1,330	174	545	941	2,049	65	209	366	821	93	292	508	1,130	64	204	356	797	73	234	409	916